Commitments and contingencies (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
2016 (remaining)	$ 213,786	$ 391,941
2017	439,330	439,330
2018	452,510	452,510
2019	466,085	466,085
2020	480,068	480,068
Thereafter	535,776	535,776
Total	$ 2,587,555	$ 2,765,710